Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets [Abstract]
Intangible assets
12	Intangible assets

Intangible assets at December 31, 2018 and 2017 are summarized as follows:

	2018
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$2,362	$-	$-	$1,453	$909	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$127,890	$-	$-	$1,453	$126,437

	2017
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$8,114	$-	$(4,079)	$1,673	$2,362	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$133,642	$-	$(4,079)	$1,673	$127,890

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing.

The accumulated amortization of intangible assets at December 31, 2018 and 2017 is $4,236 and $10,822, respectively.